long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility			$ 2,250	$ 2,250
Current portion of non-current borrowings	$ 800		836	1,404	$ 1,327
Long-term debt			14,101	13,660
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility			1,400	1,400
Long-term debt		$ 569	$ 774	$ 1,140
Weighted average interest rate		3.02%	3.02%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility			$ 2,250
Current portion of non-current borrowings			$ 0